Other Information (Schedule Of Accumulated Other Comprehensive Loss) (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Other Information [Abstract]
Cumulative currency translation adjustment		$ (209,392)	$ (178,372)
Cumulative unrealized gain on securities		1,101	66,982
Cumulative other adjustments		12,218	6,286
Cumulative unrealized loss on cash flow derivatives		0	(48,180)	(100,292)
Total accumulated other comprehensive loss	$ (254,985)	$ (196,073)	$ (153,284)